Operating Assets and Liabilities - Prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Assets and Liabilities
Insurance	$ 189	$ 483
Other	39	9
Total	$ 228	$ 492